JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 37.7%
Aerospace & Defense — 0.8%
Boeing Co. (The) 4.88%, 5/1/2025	7,100	7,536
Leidos, Inc.
2.95%, 5/15/2023(a)	4,150	4,296
3.63%, 5/15/2025(a)	985	1,057
Northrop Grumman Corp. 2.55%, 10/15/2022	10,185	10,662

		23,551

Auto Components — 0.1%
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	4,050	4,166

Automobiles — 1.4%
BMW US Capital LLC (Germany)
1.85%, 9/15/2021(a)	1,826	1,834
3.80%, 4/6/2023(a)	7,240	7,597
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	1,178	1,186
3.40%, 2/22/2022(a)	5,000	5,101
Hyundai Capital America
3.95%, 2/1/2022(a)	1,500	1,523
3.00%, 6/20/2022(a)	1,445	1,444
2.85%, 11/1/2022(a)	3,885	3,866
2.38%, 2/10/2023(a)	3,810	3,750
Volkswagen Group of America Finance LLC (Germany)
4.00%, 11/12/2021(a)	2,700	2,783
2.90%, 5/13/2022(a)	13,965	14,209

		43,293

Banks — 15.5%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021(a)	4,075	4,120
3.40%, 8/27/2021(a)	3,700	3,822
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	2,415	2,557
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(b)	4,465	4,650
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022(a)	3,000	3,086
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024(a)	1,256	1,325
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021(a)	1,000	1,027
2.63%, 11/9/2022	6,055	6,320
Banco Santander SA (Spain) 2.75%, 5/28/2025	4,400	4,491
Bank of America Corp.
5.00%, 5/13/2021	4,605	4,805
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(b)	7,951	7,961
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(b)	13,625	13,949
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	5,370	5,549
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	5,450	5,695
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(b)	4,980	5,391
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	2,370	2,527
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	14,818	15,230
1.95%, 2/1/2023	2,285	2,341
Banque Federative du Credit Mutuel SA (France)
2.13%, 11/21/2022(a)	11,835	12,023
3.75%, 7/20/2023(a)	1,480	1,592
Barclays Bank plc (United Kingdom)
5.14%, 10/14/2020	1,310	1,328
10.18%, 6/12/2021(a)	2,080	2,251
1.70%, 5/12/2022	7,470	7,572
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,835	2,934
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	7,355	7,706
BBVA USA
3.50%, 6/11/2021	2,820	2,860
2.88%, 6/29/2022	3,824	3,864
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	5,000	5,136
3.50%, 3/1/2023(a)	2,100	2,208
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	5,410	5,595
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)	2,500	2,573
3.10%, 4/2/2024	4,805	5,097
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,589
(SOFR + 0.87%), 2.31%, 11/4/2022(b)	3,960	4,014
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	13,924	14,328
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	6,966	7,186
(SOFR + 2.75%), 3.11%, 4/8/2026(b)	8,525	8,975
Citizens Bank NA 2.55%, 5/13/2021	3,640	3,700
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,643
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	517
3.88%, 2/8/2022	2,000	2,107
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	5,000	5,155

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.75%, 4/24/2023(a)	2,885	3,055
Danske Bank A/S (Denmark) 2.00%, 9/8/2021(a)	800	805
Discover Bank 3.20%, 8/9/2021	3,000	3,030
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	14,706	15,155
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,045
2.60%, 6/15/2022	6,850	7,070
First Horizon National Corp. 3.50%, 12/15/2020	1,970	1,987
HSBC Holdings plc (United Kingdom)
2.95%, 5/25/2021	3,710	3,792
2.65%, 1/5/2022	22,825	23,380
HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,512
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,869
3.15%, 3/14/2021	803	815
KeyBank NA 2.50%, 11/22/2021	750	768
KeyCorp 2.90%, 9/15/2020	4,000	4,027
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	13,774	14,108
2.25%, 8/14/2022	600	617
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	1,200	1,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(b)	5,850	6,212
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,653
3.22%, 3/7/2022	1,400	1,450
2.62%, 7/18/2022	800	823
2.67%, 7/25/2022	3,535	3,649
3.76%, 7/26/2023	4,272	4,574
3.41%, 3/7/2024	2,970	3,161
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	4,290	4,436
2.60%, 9/11/2022	536	552
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(b)	5,022	5,129
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)	3,890	3,975
2.10%, 2/1/2023	5,755	5,875
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023(a)	6,015	6,067
Nordea Bank Abp (Finland)
4.88%, 5/13/2021(a)	700	723
4.25%, 9/21/2022(a)	870	911
3.75%, 8/30/2023(a)	1,115	1,184
Royal Bank of Canada (Canada) 1.95%, 1/17/2023	6,800	7,010
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	6,535	6,723
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	5,057
2.88%, 8/5/2021	5,100	5,187
Santander UK plc (United Kingdom)
2.13%, 11/3/2020	1,000	1,007
2.10%, 1/13/2023	6,070	6,237
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 11/17/2020(a)	850	858
2.80%, 3/11/2022	1,700	1,757
3.05%, 3/25/2022(a)	1,600	1,658
Societe Generale SA (France)
3.25%, 1/12/2022(a)	1,905	1,950
4.25%, 9/14/2023(a)	2,850	3,039
3.88%, 3/28/2024(a)	2,890	3,043
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(b)	7,000	7,039
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	1,400	1,447
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	900	923
2.85%, 1/11/2022	1,890	1,942
2.78%, 7/12/2022	3,010	3,108
Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	1,017
Truist Bank
2.85%, 4/1/2021	300	305
2.80%, 5/17/2022	1,500	1,561
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(b)	1,610	1,658
1.25%, 3/9/2023	7,780	7,837
Truist Financial Corp.
2.90%, 3/3/2021	3,125	3,176
2.05%, 5/10/2021	2,500	2,535
3.05%, 6/20/2022	8,275	8,636
Wells Fargo & Co.
2.50%, 3/4/2021	7,634	7,746
2.10%, 7/26/2021	8,248	8,372
3.07%, 1/24/2023	7,095	7,308
3.75%, 1/24/2024	600	645
(SOFR + 1.60%), 1.65%, 6/2/2024(b)	5,175	5,190
(SOFR + 2.00%), 2.19%, 4/30/2026(b)	4,065	4,119
Wells Fargo Bank NA
3.63%, 10/22/2021	3,300	3,425

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(b)	1,100	1,120

		465,079

Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,470
3.25%, 8/19/2021	350	356
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,055
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	1,000	1,028
2.53%, 11/15/2021	1,255	1,286
3.13%, 12/15/2023	1,735	1,858
Pernod Ricard SA (France)
5.75%, 4/7/2021(a)	850	882
4.45%, 1/15/2022(a)	600	634

		9,569

Biotechnology — 0.9%
AbbVie, Inc.
5.00%, 12/15/2021(a)	420	442
2.30%, 11/21/2022(a)	19,695	20,330
Gilead Sciences, Inc. 4.40%, 12/1/2021	5,015	5,253

		26,025

Building Products — 0.0%(c)
Masco Corp. 3.50%, 4/1/2021	815	828

Capital Markets — 4.6%
Ameriprise Financial, Inc.
3.00%, 3/22/2022	1,035	1,075
3.00%, 4/2/2025	4,755	5,106
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023(a)	14,956	15,420
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	12,012
3.15%, 1/22/2021	1,325	1,326
Goldman Sachs Group, Inc. (The)
2.88%, 2/25/2021	1,000	1,013
5.25%, 7/27/2021	7,063	7,397
2.35%, 11/15/2021	1,200	1,208
3.00%, 4/26/2022	2,375	2,416
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(b)	18,799	19,208
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	6,825	7,014
3.50%, 4/1/2025	5,130	5,506
Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022(a)	13,725	14,006
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	2,000	2,058
Morgan Stanley
5.75%, 1/25/2021	4,236	4,376
3.13%, 1/23/2023	10,319	10,894
3.75%, 2/25/2023	4,362	4,666
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	4,805	4,936
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023(a)(b)	5,355	5,537
UBS AG (Switzerland) 1.75%, 4/21/2022(a)	8,310	8,446
UBS Group AG (Switzerland) 2.65%, 2/1/2022(a)	3,626	3,715

		137,335

Chemicals — 0.0%(c)
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	653

Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	1,105	1,041
3.50%, 5/26/2022	1,625	1,507
4.63%, 7/1/2022	7,540	7,106
3.30%, 1/23/2023	3,500	3,204
American Express Co. 3.00%, 2/22/2021	1,000	1,016
American Honda Finance Corp. 2.05%, 1/10/2023	4,674	4,773
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	4,787	4,046
5.25%, 5/15/2024(a)	2,625	2,215
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,511
3.20%, 1/30/2023	2,500	2,591
2.60%, 5/11/2023	6,365	6,536
Caterpillar Financial Services Corp.
1.93%, 10/1/2021	1,952	1,980
2.95%, 2/26/2022	7,135	7,415
0.95%, 5/13/2022	2,325	2,348
1.90%, 9/6/2022	6,140	6,314
John Deere Capital Corp. 1.20%, 4/6/2023	5,875	5,951
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	2,250	1,986
4.50%, 3/15/2023(a)	1,490	1,262
Toyota Motor Credit Corp.
1.15%, 5/26/2022	14,550	14,620
2.90%, 3/30/2023	8,880	9,343

		90,765

Diversified Financial Services — 0.5%
AIG Global Funding
3.35%, 6/25/2021(a)	1,685	1,733
2.70%, 12/15/2021(a)	1,700	1,744
CK Hutchison International 17 II Ltd. (United Kingdom) 2.25%, 9/29/2020(a)	513	514
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	1,200	1,224

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
3.41%, 2/28/2022(a)	685	699
3.96%, 9/19/2023(a)	1,000	1,073
Shell International Finance BV (Netherlands) 2.38%, 4/6/2025	5,960	6,347
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022(a)	610	638

		13,972

Electric Utilities — 1.1%
Edison International
3.13%, 11/15/2022	1,495	1,539
2.95%, 3/15/2023	7,680	7,834
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,955
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	3,100	3,182
Entergy Corp. 5.13%, 9/15/2020	444	445
Entergy Louisiana LLC 4.80%, 5/1/2021	310	319
Exelon Corp. 3.50%, 6/1/2022(d)	850	884
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022	860	894
2.75%, 5/1/2025	4,735	5,063
Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,218
Southern California Edison Co.
1.85%, 2/1/2022	475	474
Series E, 3.70%, 8/1/2025	2,700	2,958
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,332

		33,097

Energy Equipment & Services — 0.0%(c)
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,232

Entertainment — 0.2%
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	4,755	4,949

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.
3.30%, 2/15/2021	2,190	2,222
2.25%, 1/15/2022	1,000	1,022
3.00%, 6/15/2023	3,140	3,319
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	6,179
Office Properties Income Trust
4.15%, 2/1/2022	1,433	1,423
4.00%, 7/15/2022	3,423	3,378
WEA Finance LLC (France) 3.25%, 10/5/2020(a)	1,000	1,001

		18,544

Food Products — 0.3%
Cargill, Inc.
3.25%, 11/15/2021(a)	2,775	2,875
1.38%, 7/23/2023(a)	4,420	4,495
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,068

		8,438

Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	7,023	7,078

Health Care Equipment & Supplies — 0.0%(c)
Becton Dickinson and Co. 2.40%, 6/5/2020	960	960

Health Care Providers & Services — 0.5%
Anthem, Inc.
4.35%, 8/15/2020	815	821
2.50%, 11/21/2020	833	841
Cigna Corp.
4.13%, 9/15/2020(a)	3,014	3,038
3.75%, 7/15/2023	1,330	1,447
CVS Health Corp. 3.70%, 3/9/2023	8,745	9,368

		15,515

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 1.45%, 9/1/2025	6,129	6,248

Household Products — 0.0%(c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	822

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC
3.40%, 3/15/2022	1,798	1,861
3.25%, 6/1/2025	4,675	4,840

		6,701

Industrial Conglomerates — 0.0%(c)
Roper Technologies, Inc. 3.00%, 12/15/2020	830	837

Insurance — 2.2%
American International Group, Inc. 3.30%, 3/1/2021	4,015	4,085
Athene Global Funding
4.00%, 1/25/2022(a)	600	613
3.00%, 7/1/2022(a)	3,863	3,897
2.75%, 6/25/2024(a)	2,970	2,954
Jackson National Life Global Funding
3.30%, 6/11/2021(a)	1,400	1,431
3.30%, 2/1/2022(a)	1,295	1,333
2.50%, 6/27/2022(a)	9,615	9,807
Liberty Mutual Group, Inc.
5.00%, 6/1/2021(a)	800	824
4.95%, 5/1/2022(a)	500	528
Lincoln National Corp. 4.20%, 3/15/2022	600	635
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	574
MassMutual Global Funding II 2.00%, 4/15/2021(a)	2,272	2,304
Metropolitan Life Global Funding I
3.38%, 1/11/2022(a)	1,500	1,562
2.40%, 6/17/2022(a)	1,650	1,705

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.00%, 1/10/2023(a)	5,600	5,903
1.95%, 1/13/2023(a)	4,955	5,085
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(a)	707	729
New York Life Global Funding 1.10%, 5/5/2023(a)	3,995	4,042
Pricoa Global Funding I
2.55%, 11/24/2020(a)	4,417	4,459
3.45%, 9/1/2023(a)	466	500
Principal Life Global Funding II 2.25%, 11/21/2024(a)	6,890	7,156
Reliance Standard Life Global Funding II
2.15%, 1/21/2023(a)	3,770	3,788
3.85%, 9/19/2023(a)	1,388	1,475
WR Berkley Corp. 5.38%, 9/15/2020	500	506

		65,895

Media — 0.1%
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,770

Multi-Utilities — 0.2%
Ameren Corp. 2.70%, 11/15/2020	552	556
Berkshire Hathaway Energy Co. 4.05%, 4/15/2025(a)	3,785	4,269
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	510

		5,335

Oil, Gas & Consumable Fuels — 1.3%
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022(a)	5,800	6,061
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	1,990	2,060
BP Capital Markets America, Inc.
4.50%, 10/1/2020	470	476
2.94%, 4/6/2023	8,280	8,746
Chevron Corp. 1.14%, 5/11/2023	7,070	7,202
Enbridge Energy Partners LP 4.20%, 9/15/2021	750	773
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	411
Equinor ASA (Norway) 2.88%, 4/6/2025	5,835	6,287
Magellan Midstream Partners LP 4.25%, 2/1/2021	800	812
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,351
ONEOK Partners LP 5.00%, 9/15/2023	840	890
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	427
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(d)	1,250	1,275
Texas Gas Transmission LLC 4.50%, 2/1/2021(a)	1,100	1,100
TransCanada PipeLines Ltd. (Canada) 3.80%, 10/1/2020	715	722

		38,593

Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	4,166	4,510
Bristol-Myers Squibb Co.
3.55%, 8/15/2022(a)	5,985	6,352
2.75%, 2/15/2023(a)	1,500	1,576
Mylan NV 3.15%, 6/15/2021	1,610	1,640
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	3,970	4,049
2.88%, 9/23/2023	8,647	9,119

		27,246

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	3,031

Road & Rail — 0.3%
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(a)	1,000	1,017
Ryder System, Inc.
3.50%, 6/1/2021	645	653
3.35%, 9/1/2025	2,705	2,759
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	6,200	6,155

		10,584

Specialty Retail — 0.5%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,251
AutoZone, Inc.
2.50%, 4/15/2021	1,000	1,013
3.63%, 4/15/2025	5,285	5,804
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	747
TJX Cos., Inc. (The) 3.50%, 4/15/2025	6,310	7,049

		15,864

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
2.75%, 12/2/2021	500	514
3.00%, 5/22/2022(a)	5,850	6,005
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)	5,085	5,194
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	615	633

		12,346

Tobacco — 0.8%
Altria Group, Inc.
2.85%, 8/9/2022	4,818	5,002
2.35%, 5/6/2025	1,645	1,704
Philip Morris International, Inc.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.63%, 2/18/2022	12,340	12,746
1.13%, 5/1/2023	4,355	4,406

		23,858

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.25%, 1/15/2023	3,095	2,887
2.75%, 1/15/2023	6,305	5,805
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(a)	1,900	1,901
International Lease Finance Corp. 8.25%, 12/15/2020	2,700	2,746

		13,339

Wireless Telecommunication Services — 0.0%(c)
Crown Castle Towers LLC 3.72%, 7/15/2023(a)	1,400	1,458

TOTAL CORPORATE BONDS (Cost $1,116,991)		1,140,976

ASSET-BACKED SECURITIES — 22.0%
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023(a)	5,213	5,236
Series 2019-1, Class B, 3.32%, 4/12/2023(a)	1,550	1,560
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	2,776	2,786
Series 2019-3, Class B, 2.59%, 8/14/2023(a)	4,900	4,936
Series 2017-4, Class C, 2.94%, 1/10/2024(a)	86	86
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	545	546
Series 2016-4, Class D, 2.74%, 12/8/2022	1,400	1,419
Series 2018-2, Class A3, 3.15%, 3/20/2023	4,357	4,417
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,429
Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,082
Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023(a)	3,349	3,368
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	9,000	9,048
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.50%, 6/25/2043‡(e)	190	181
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(a)	1,768	1,627
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(a)	213	209
California Republic Auto Receivables Trust Series 2016-2, Class A4, 1.83%, 12/15/2021	108	108
CarMax Auto Owner Trust
Series 2017-4, Class A3, 2.11%, 10/17/2022	727	732
Series 2018-3, Class A3, 3.13%, 6/15/2023	3,000	3,063
Series 2019-1, Class A3, 3.05%, 3/15/2024	14,720	15,163
Carnow Auto Receivables Trust
Series 2018-1A, Class A, 3.61%, 10/15/2021(a)	216	215
Series 2019-1A, Class A, 2.72%, 11/15/2022(a)	6,034	6,045
Carvana Auto Receivables Trust
Series 2019-1A, Class A3, 3.08%, 11/15/2022(a)	4,967	4,982
Series 2019-2A, Class A3, 2.58%, 3/15/2023(a)	9,380	9,438
Series 2019-3A, Class B, 2.51%, 4/15/2024(a)	4,070	4,071
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(a)	910	911
Series 2019-1A, Class A, 3.33%, 8/15/2024(a)	1,209	1,210
CNH Equipment Trust Series 2017-B, Class A3, 1.86%, 9/15/2022	675	677
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(a)	803	803
Series 2016-2, Class A, 2.55%, 11/15/2048(a)	1,571	1,571
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A, 3.39%, 7/15/2025(a)	204	204
Series 2018-P3, Class A, 3.82%, 1/15/2026(a)	273	272
CPS Auto Receivables Trust
Series 2019-B, Class A, 2.89%, 5/16/2022(a)	196	196
Series 2019-A, Class A, 3.18%, 6/15/2022(a)	451	453
Series 2019-C, Class A, 2.55%, 9/15/2022(a)	1,189	1,196
Series 2019-B, Class B, 3.09%, 4/17/2023(a)	760	765
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	2,617	2,621
Series 2017-C, Class D, 3.79%, 6/15/2023(a)	2,000	2,011
Series 2019-C, Class B, 2.63%, 8/15/2023(a)	4,785	4,802

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-D, Class B, 2.35%, 11/15/2023(a)	4,915	4,921
Series 2019-A, Class B, 3.58%, 12/16/2024(a)	3,060	3,066
CPS Auto Trust Series 2018-C, Class B, 3.43%, 7/15/2022(a)	934	936
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	1,075	1,075
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	2,300	2,304
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	2,538	2,548
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	5,520	5,568
Series 2018-2A, Class B, 3.94%, 7/15/2027(a)	4,000	4,036
Series 2018-3A, Class A, 3.55%, 8/15/2027(a)	7,178	7,240
Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	10,000	10,074
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	8,835	8,767
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M1, 1.07%, 10/25/2034(e)	141	127
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	969	899
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,418	1,382
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032(a)	6,473	6,219
Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.18%, 10/17/2022	1,093	1,094
Series 2018-1, Class C, 3.22%, 3/15/2023	739	740
Series 2019-1, Class B, 3.41%, 6/15/2023	6,460	6,496
Series 2019-2, Class B, 3.17%, 11/15/2023	710	717
Series 2017-AA, Class D, 4.16%, 5/15/2024(a)	6,258	6,339
Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,231
Series 2018-5, Class C, 3.99%, 1/15/2025	5,000	5,090
Series 2018-4, Class D, 4.09%, 1/15/2026	1,625	1,659
DT Auto Owner Trust
Series 2018-3A, Class A, 3.02%, 2/15/2022(a)	202	202
Series 2019-1A, Class A, 3.08%, 9/15/2022(a)	1,153	1,156
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	3,600	3,629
Series 2016-4A, Class D, 3.77%, 10/17/2022(a)	272	273
Series 2019-2A, Class B, 2.99%, 4/17/2023(a)	1,670	1,680
Series 2019-1A, Class B, 3.41%, 4/17/2023(a)	3,675	3,690
Series 2019-3A, Class B, 2.60%, 5/15/2023(a)	1,885	1,903
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	4,352	4,385
Series 2018-1A, Class C, 3.47%, 12/15/2023(a)	748	749
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	1,700	1,715
Series 2018-3A, Class C, 3.79%, 7/15/2024(a)	8,000	8,074
Series 2019-3A, Class C, 2.74%, 4/15/2025(a)	1,870	1,867
Exeter Automobile Receivables Trust
Series 2019-1A, Class A, 3.20%, 4/15/2022(a)	62	62
Series 2017-2A, Class B, 2.82%, 5/16/2022(a)	586	587
Series 2019-2A, Class A, 2.93%, 7/15/2022(a)	607	609
Series 2019-3A, Class A, 2.59%, 9/15/2022(a)	810	813
Series 2015-3A, Class D, 6.55%, 10/17/2022(a)	2,641	2,644
Series 2017-1A, Class C, 3.95%, 12/15/2022(a)	3,201	3,190
Series 2018-1A, Class C, 3.03%, 1/17/2023(a)	440	443
Series 2019-1A, Class B, 3.45%, 2/15/2023(a)	3,925	3,946
Series 2016-2A, Class D, 8.25%, 4/17/2023(a)	7,077	7,152
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	4,226	4,240
Series 2019-3A, Class B, 2.58%, 8/15/2023(a)	4,565	4,610
Series 2018-4A, Class C, 3.97%, 9/15/2023(a)	7,000	7,083
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	2,635	2,610
Series 2019-4A, Class B, 2.30%, 12/15/2023(a)	7,965	7,968
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	3,025	3,032
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	2,250	2,171
FHLMC, Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029(d)	2	2
First Investors Auto Owner Trust
Series 2016-1A, Class C, 3.41%, 4/18/2022(a)	186	186

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-3A, Class A2, 2.41%, 12/15/2022(a)	638	640
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	2,771	2,776
Series 2017-3A, Class B, 2.72%, 4/17/2023(a)	1,085	1,091
Series 2017-3A, Class C, 3.00%, 1/16/2024(a)	2,000	2,009
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	1,360	1,371
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	569	571
Series 2017-4, Class A, 2.07%, 4/15/2022(a)	159	159
Series 2018-1, Class A, 2.59%, 6/15/2022(a)	434	435
Series 2018-1, Class B, 3.13%, 1/17/2023(a)	1,600	1,610
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	2,833	2,853
Series 2018-4, Class A, 3.41%, 5/15/2023(a)	1,584	1,601
Series 2019-1, Class A, 3.11%, 8/15/2023(a)	3,300	3,342
Series 2017-3, Class C, 2.91%, 9/15/2023(a)	4,250	4,307
Series 2017-4, Class C, 2.92%, 11/15/2023(a)	3,130	3,146
Series 2016-2, Class D, 8.56%, 11/15/2023(a)	4,000	4,139
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	2,400	2,416
Ford Credit Auto Owner Trust
Series 2019-C, Class A3, 1.87%, 3/15/2024	460	469
Series 2016-1, Class A, 2.31%, 8/15/2027(a)	2,700	2,720
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(a)	170	169
Series 2019-1, Class A, 3.42%, 6/18/2026(a)	598	598
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	4,910	4,839
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	6,571	6,480
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023(a)	1,070	1,076
Series 2019-3A, Class A, 2.58%, 7/17/2023(a)	2,141	2,157
GLS Auto Receivables Trust
Series 2018-2A, Class A, 3.25%, 4/18/2022(a)	224	224
Series 2018-1A, Class A, 2.82%, 7/15/2022(a)	730	731
Series 2018-3A, Class A, 3.35%, 8/15/2022(a)	560	562
GM Financial Automobile Leasing Trust Series 2018-2, Class A3, 3.06%, 6/21/2021	517	519
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	6,065	6,214
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024‡(a)	7,950	7,876
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059‡(a)(d)	2,564	2,489
Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026(a)	6,862	6,780
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027(a)	6,400	5,881
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	12,527	12,635
Mariner Finance Issuance Trust
Series 2018-AA, Class A, 4.20%, 11/20/2030(a)	12,490	12,108
Series 2019-AA, Class A, 2.96%, 7/20/2032(a)	7,845	7,265
Marlette Funding Trust
Series 2018-3A, Class A, 3.20%, 9/15/2028(a)	669	668
Series 2018-4A, Class A, 3.71%, 12/15/2028(a)	847	840
Series 2019-1A, Class A, 3.44%, 4/16/2029(a)	3,875	3,837
Series 2019-2A, Class A, 3.13%, 7/16/2029(a)	683	683
Series 2019-3A, Class A, 2.69%, 9/17/2029(a)	6,870	6,855
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	2,508	2,498
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,532
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.42%, 3/25/2033‡(e)	239	219
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.57%, 12/7/2020(e)	2,208	2,202
Nissan Auto Lease Trust Series 2020-A, Class A2A, 1.80%, 5/16/2022	4,500	4,531
NRZ Advance Receivables Trust Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	2,640	2,570
Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	2,365	2,351

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,507	3,557
OneMain Financial Issuance Trust
Series 2019-1A, Class A, 3.48%, 2/14/2031(a)	9,130	9,238
Series 2017-1A, Class A1, 2.37%, 9/14/2032(a)	972	974
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025(a)	5,950	5,428
Prestige Auto Receivables Trust
Series 2016-1A, Class D, 5.15%, 11/15/2021(a)	4,000	4,023
Series 2016-2A, Class D, 3.91%, 11/15/2022(a)	2,500	2,512
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(a)(d)	3,732	3,442
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059(a)(d)	5,993	5,401
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060(a)(d)	4,926	4,914
Prosper Marketplace Issuance Trust
Series 2019-1A, Class A, 3.54%, 4/15/2025(a)	485	484
Series 2019-3A, Class A, 3.19%, 7/15/2025(a)	2,883	2,859
Series 2019-2A, Class A, 3.20%, 9/15/2025(a)	1,156	1,154
PRPM LLC Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(a)(d)	1,399	1,344
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027(a)	2,713	2,659
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	185	185
Series 2018-2, Class B, 3.03%, 9/15/2022	471	472
Series 2017-3, Class C, 2.76%, 12/15/2022	593	595
Series 2018-4, Class B, 3.27%, 1/17/2023	3,959	3,972
Series 2018-5, Class C, 3.81%, 12/16/2024	8,200	8,299
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	822	824
Series 2019-B, Class A3, 2.30%, 1/20/2023(a)	7,750	7,844
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	1,140	1,120
Series 2019-3A, Class A, 2.34%, 8/20/2036(a)	1,827	1,763
Skopos Auto Receivables Trust Series 2019-1A, Class A, 2.90%, 12/15/2022(a)	4,703	4,694
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	5,700	5,594
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025(a)	989	985
Series 2017-3, Class A, 2.77%, 5/25/2026(a)	2,887	2,897
Series 2016-5, Class A, 3.06%, 9/25/2028(a)	142	141
SoFi Consumer Loan Program Trust
Series 2018-4, Class A, 3.54%, 11/26/2027(a)	1,248	1,257
Series 2019-1, Class A, 3.24%, 2/25/2028(a)	1,650	1,664
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,565
Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	4,003
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(a)	6,019	6,114
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022(a)	23	23
Toyota Auto Receivables Owner Trust Series 2018-D, Class A3, 3.18%, 3/15/2023	520	534
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(a)	6,069	6,100
United Auto Credit Securitization Trust Series 2018-2, Class D, 4.26%, 5/10/2023(a)	3,585	3,613
Upgrade Receivables Trust
Series 2018-1A, Class A, 3.76%, 11/15/2024(a)	16	16
Series 2019-1A, Class A, 3.48%, 3/15/2025(a)	1,290	1,287
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030(a)	7,099	7,038
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(a)	1,561	1,565
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049‡(a)(d)	4,575	4,381
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(a)(d)	6,416	6,053
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(a)(d)	2,408	2,270

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(d)	14,616		13,800
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(a)(d)	8,176		7,722
Verizon Owner Trust Series 2017-2A, Class B, 2.22%, 12/20/2021‡(a)	10,526		10,571
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/2023(a)	329		329
Series 2020-1, Class A, 1.67%, 9/15/2023(a)	4,912		4,887
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450		3,546
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(a)(d)	8,027		7,649
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(d)	7,092		6,689
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050(a)(d)	11,363		10,775
Westlake Automobile Receivables Trust
Series 2019-1A, Class A2A, 3.06%, 5/16/2022(a)	887		891
Series 2017-2A, Class D, 3.28%, 12/15/2022(a)	1,500		1,512
Series 2018-1A, Class D, 3.41%, 5/15/2023(a)	3,140		3,163
Series 2018-3A, Class C, 3.61%, 10/16/2023(a)	4,117		4,182
Series 2018-2A, Class C, 3.50%, 1/16/2024(a)	4,000		4,022
Series 2017-2A, Class E, 4.63%, 7/15/2024(a)	6,000		6,068
World Financial Network Credit Card Master Trust
Series 2015-B, Class A, 2.55%, 6/17/2024	1,494		1,496
Series 2018-A, Class A, 3.07%, 12/16/2024	10,351		10,441
Series 2016-A, Class A, 2.03%, 4/15/2025	8,830		8,867
Series 2019-C, Class A, 2.21%, 7/15/2026	3,090		3,101
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	928		935
Series 2019-A, Class A3, 3.04%, 5/15/2024	3,590		3,687

TOTAL ASSET-BACKED SECURITIES (Cost $669,822)			665,872

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.1%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	14		14
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(a)	6,500		5,894
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	10,519		10,417
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.96%, 10/25/2033(e)	37		34
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		2
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	29		29
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	33		33
Series 2004-UST1, Class A6, 3.78%, 8/25/2034(e)	326		296
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(e)	3,044		3,039
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		67
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037(e)	490		233
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	102		109
Series 56, Class Z, 7.50%, 9/20/2026	36		41
FHLMC, REMIC
Series 4305, Class EA, 1.75%, 9/15/2020	48		48
Series 3750, Class GB, 2.50%, 10/15/2020	20		20
Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)
Series 1056, Class KZ, 6.50%, 3/15/2021	—	(f)	—	(f)
Series 1053, Class G, 7.00%, 3/15/2021	—	(f)	—	(f)
Series 1082, Class C, 9.00%, 5/15/2021	—	(f)	—	(f)
Series 1087, Class I, 8.50%, 6/15/2021	—	(f)	—	(f)
Series 1125, Class Z, 8.25%, 8/15/2021	2		2
Series 3925, Class CA, 2.00%, 9/15/2021	605		608

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3929, Class DA, 2.00%, 9/15/2021	480		482
Series 159, Class H, 4.50%, 9/15/2021	—	(f)	—	(f)
Series 189, Class D, 6.50%, 10/15/2021	—	(f)	—	(f)
Series 1142, Class IA, 7.00%, 10/15/2021	1		1
Series 1169, Class G, 7.00%, 11/15/2021	—	(f)	—	(f)
Series 3872, Class ND, 2.00%, 12/15/2021	51		51
Series 2418, Class MF, 6.00%, 2/15/2022	48		50
Series 1343, Class LA, 8.00%, 8/15/2022	3		4
Series 1424, Class F, 1.43%, 11/15/2022(e)	—	(f)	—	(f)
Series 1480, Class LZ, 7.50%, 3/15/2023	18		19
Series 3784, Class F, 0.58%, 7/15/2023(e)	665		663
Series 3784, Class S, IF, IO, 6.42%, 7/15/2023(e)	714		52
Series 3229, Class AF, 0.43%, 8/15/2023(e)	378		377
Series 1560, Class Z, 7.00%, 8/15/2023	47		50
Series 2682, Class JG, 4.50%, 10/15/2023	998		1,040
Series 2686, Class GC, 5.00%, 10/15/2023	1,163		1,219
Series 2790, Class TN, 4.00%, 5/15/2024	132		137
Series 1754, Class Z, 8.50%, 9/15/2024	22		24
Series 3800, Class CD, 3.10%, 3/15/2025	208		209
Series 1779, Class Z, 8.50%, 4/15/2025	62		71
Series 3763, Class NE, 2.50%, 5/15/2025	232		235
Series 4303, Class VA, 3.50%, 5/15/2025	497		526
Series 2989, Class TG, 5.00%, 6/15/2025	1,887		2,004
Series 2997, Class BC, 5.00%, 6/15/2025	2,393		2,549
Series 3005, Class ED, 5.00%, 7/15/2025	947		1,007
Series 3973, Class MA, 3.00%, 8/15/2025	214		217
Series 3955, Class WA, 2.50%, 11/15/2025	169		170
Series 3815, Class EA, 4.00%, 12/15/2025	50		50
Series 3826, Class BK, 3.00%, 3/15/2026	817		851
Series 3945, Class CA, 3.00%, 3/15/2026	605		620
Series 3864, Class PG, 3.50%, 5/15/2026	135		141
Series 3887, Class GM, 4.00%, 7/15/2026(d)	160		171
Series 3903, Class GB, 4.00%, 8/15/2026	845		886
Series 3909, Class HG, 4.00%, 8/15/2026(d)	444		472
Series 1888, Class Z, 7.00%, 8/15/2026	94		104
Series 3936, Class AB, 3.00%, 10/15/2026	840		874
Series 3946, Class BU, 3.00%, 10/15/2026	320		334
Series 3996, Class BA, 1.50%, 2/15/2027	289		293
Series 4015, Class GL, 2.25%, 3/15/2027	252		260
Series 4020, Class N, 3.00%, 3/15/2027	143		150
Series 4054, Class AE, 1.50%, 4/15/2027	572		579
Series 4039, Class AB, 1.50%, 5/15/2027	494		506
Series 4039, Class PB, 1.50%, 5/15/2027	1,288		1,302
Series 4043, Class PB, 1.50%, 5/15/2027	957		967
Series 4097, Class HJ, 1.50%, 8/15/2027	1,541		1,561
Series 4103, Class HA, 2.50%, 9/15/2027	405		419
Series 4361, Class CA, 2.50%, 9/15/2027	1,029		1,065
Series 4257, Class A, 2.50%, 10/15/2027	881		904
Series 4131, Class BC, 1.25%, 11/15/2027	267		269
Series 4129, Class AP, 1.50%, 11/15/2027	1,545		1,559
Series 4286, Class J, 2.50%, 11/15/2027	931		945
Series 4141, Class BI, IO, 2.50%, 12/15/2027	7,164		430
Series 4207, Class JD, 1.50%, 5/15/2028	410		412
Series 4204, Class EG, 1.75%, 5/15/2028	2,218		2,266
Series 4217, Class UD, 1.75%, 6/15/2028	650		658
Series 4085, Class VB, 3.50%, 9/15/2028	2,404		2,540
Series 2090, Class F, 0.38%, 10/15/2028(e)	169		168
Series 4710, Class HV, 3.50%, 11/15/2028	806		829

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4304, Class TD, 2.00%, 12/15/2028	3,407	3,507
Series 3523, Class MX, 4.50%, 4/15/2029	177	190
Series 2995, Class FT, 0.43%, 5/15/2029(e)	193	192
Series 4338, Class TH, 2.25%, 5/15/2029	2,965	3,046
Series 4338, Class GE, 2.50%, 5/15/2029	217	226
Series 3976, Class AE, 2.50%, 8/15/2029	122	123
Series 3737, Class JL, 3.50%, 8/15/2029	301	301
Series 3738, Class CT, 3.50%, 8/15/2029	637	637
Series 3977, Class AB, 3.00%, 9/15/2029	9	9
Series 3984, Class EA, 3.50%, 11/15/2029	133	134
Series 3721, Class DG, 2.75%, 9/15/2030	426	444
Series 3775, Class DB, 4.00%, 12/15/2030	666	727
Series 3779, Class LB, 4.00%, 12/15/2030	731	803
Series 2303, Class FY, 0.48%, 4/15/2031(e)	215	213
Series 4051, Class MB, 2.00%, 4/15/2031	440	451
Series 2326, Class ZQ, 6.50%, 6/15/2031	232	262
Series 4252, Class MD, 3.00%, 7/15/2031	184	190
Series 2362, Class F, 0.58%, 9/15/2031(e)	153	152
Series 4254, Class TA, 2.50%, 10/15/2031	1,370	1,420
Series 2500, Class FD, 0.68%, 3/15/2032(e)	260	260
Series 4318, Class KB, 2.50%, 4/15/2032	772	797
Series 4170, Class QE, 2.00%, 5/15/2032	289	296
Series 4094, Class BF, 0.58%, 8/15/2032(e)	737	735
Series 2492, Class GH, 6.00%, 8/15/2032	369	432
Series 4120, Class KA, 1.75%, 10/15/2032	1,203	1,232
Series 4142, Class PG, 2.00%, 12/15/2032	184	188
Series 2711, Class FC, 1.08%, 2/15/2033(e)	1,640	1,672
Series 2602, Class FH, 0.49%, 4/15/2033(e)	302	300
Series 4206, Class DZ, 3.00%, 5/15/2033	1,742	1,795
Series 2617, Class Z, 5.50%, 5/15/2033	147	170
Series 2662, Class MT, 4.50%, 8/15/2033	171	184
Series 2693, Class Z, 5.50%, 10/15/2033	269	310
Series 3005, Class PV, IF, 12.44%, 10/15/2033(e)	10	12
Series 2806, Class FA, 1.18%, 2/15/2034(e)	458	468
Series 2989, Class MU, IF, IO, 6.82%, 7/15/2034(e)	2,098	372
Series 3204, Class ZM, 5.00%, 8/15/2034	950	1,082
Series 2953, Class MF, 0.48%, 12/15/2034(e)	168	168
Series 2898, Class PG, 5.00%, 12/15/2034	1,144	1,315
Series 3003, Class LD, 5.00%, 12/15/2034	202	234
Series 4265, Class FD, 0.58%, 1/15/2035(e)	514	514
Series 2933, Class EM, 5.50%, 1/15/2035	128	143
Series 2929, Class PG, 5.00%, 2/15/2035	148	169
Series 2941, Class Z, 4.50%, 3/15/2035	991	1,097
Series 2953, Class PG, 5.50%, 3/15/2035	524	608
Series 2976, Class HZ, 4.50%, 5/15/2035	493	537
Series 3002, Class BN, 5.00%, 7/15/2035	430	491
Series 3013, Class HZ, 5.00%, 8/15/2035	1,467	1,705
Series 3036, Class NE, 5.00%, 9/15/2035	184	212
Series 3101, Class UZ, 6.00%, 1/15/2036	334	407
Series 3174, Class LF, 0.53%, 5/15/2036(e)	442	441
Series 3710, Class FL, 0.68%, 5/15/2036(e)	21	21
Series 3662, Class ZB, 5.50%, 8/15/2036	261	306
Series 3704, Class DC, 4.00%, 11/15/2036	1,093	1,138
Series 3855, Class AM, 6.50%, 11/15/2036	3,601	4,166
Series 3258, Class PM, 5.50%, 12/15/2036	774	882
Series 4655, Class CA, 3.00%, 1/15/2037	363	365
Series 4279, Class JA, 3.00%, 2/15/2037	927	948
Series 4181, Class LA, 3.00%, 3/15/2037	770	776

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3305, Class IW, IF, IO, 6.27%, 4/15/2037(e)	480	57
Series 3318, Class HF, 0.44%, 5/15/2037(e)	674	669
Series 3326, Class FG, 0.53%, 6/15/2037(e)	1,160	1,156
Series 4182, Class C, 3.00%, 6/15/2037	207	208
Series 3724, Class CM, 5.50%, 6/15/2037	551	647
Series 3351, Class ZC, 5.50%, 7/15/2037	2,052	2,403
Series 3420, Class EI, IO, 1.12%, 8/15/2037(d)	5,860	290
Series 3805, Class PA, 4.50%, 10/15/2037	316	321
Series 4305, Class KA, 3.00%, 3/15/2038	313	313
Series 3429, Class S, IF, IO, 6.64%, 3/15/2038(e)	767	180
Series 4318, Class LH, 3.00%, 6/15/2038	22	22
Series 3459, Class MB, 5.00%, 6/15/2038	191	217
Series 4290, Class CA, 3.50%, 12/15/2038	465	475
Series 4085, Class FB, 0.58%, 1/15/2039(e)	157	158
Series 3546, Class A, 3.64%, 2/15/2039(e)	703	724
Series 4061, Class CF, 0.53%, 3/15/2039(e)	315	315
Series 4059, Class BC, 2.50%, 4/15/2039	248	249
Series 3540, Class A, 5.00%, 5/15/2039	571	628
Series 4428, Class LA, 3.00%, 6/15/2039	1,798	1,882
Series 4346, Class A, 3.50%, 7/15/2039	169	181
Series 3597, Class HM, 4.50%, 8/15/2039	492	533
Series 3569, Class NY, 5.00%, 8/15/2039	1,004	1,146
Series 4209, Class A, 4.00%, 9/15/2039	415	423
Series 3572, Class JS, IF, IO, 6.62%, 9/15/2039(e)	743	123
Series 3962, Class FB, 0.68%, 10/15/2039(e)	97	97
Series 4212, Class LA, 3.00%, 10/15/2039	1,403	1,432
Series 3585, Class KW, 4.50%, 10/15/2039	2,995	3,329
Series 3768, Class MB, 4.00%, 12/15/2039	278	290
Series 3910, Class CT, 4.00%, 12/15/2039	246	254
Series 3609, Class SA, IF, IO, 6.16%, 12/15/2039(e)	3,566	678
Series 4329, Class KA, 3.00%, 1/15/2040	1,064	1,090
Series 4327, Class A, 4.00%, 2/15/2040	258	262
Series 3632, Class PK, 5.00%, 2/15/2040	750	839
Series 4352, Class A, 3.00%, 4/15/2040	385	396
Series 3656, Class PM, 5.00%, 4/15/2040	4,430	5,099
Series 3819, Class G, 4.00%, 6/15/2040	136	143
Series 3786, Class NA, 4.50%, 7/15/2040	223	237
Series 3960, Class FJ, 0.53%, 8/15/2040(e)	156	157
Series 3726, Class PA, 3.00%, 8/15/2040	574	598
Series 4088, Class LE, 4.00%, 10/15/2040	1,351	1,390
Series 3803, Class FY, 0.58%, 1/15/2041(e)	300	300
Series 4080, Class DA, 2.00%, 3/15/2041	588	606
Series 3844, Class FA, 0.63%, 4/15/2041(e)	422	422
Series 3862, Class GA, 4.00%, 4/15/2041	441	490
Series 4074, Class PA, 3.00%, 5/15/2041	3,032	3,142
Series 4229, Class MA, 3.50%, 5/15/2041	12,051	12,689
Series 3859, Class JB, 5.00%, 5/15/2041	627	708
Series 4150, Class JE, 2.00%, 6/15/2041	1,652	1,693
Series 3939, Class BZ, 4.50%, 6/15/2041	5,336	5,635
Series 4150, Class FN, 0.48%, 7/15/2041(e)	789	787
Series 4105, Class HA, 2.00%, 7/15/2041	2,644	2,705
Series 4150, Class FY, 0.48%, 8/15/2041(e)	766	764
Series 4152, Class LE, 1.75%, 8/15/2041	8,188	8,280
Series 4143, Class NA, 2.50%, 8/15/2041	8,797	9,084
Series 3966, Class VZ, 4.00%, 12/15/2041	1,675	1,819
Series 4215, Class NA, 3.00%, 4/15/2042	307	323
Series 4143, Class AE, 2.00%, 9/15/2042	3,308	3,400
Series 4136, Class EZ, 3.00%, 11/15/2042	1,245	1,251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4247, Class AK, 4.50%, 12/15/2042	1,166		1,235
Series 4795, Class MP, 3.50%, 5/15/2043	4,139		4,253
Series 4314, Class LP, 3.50%, 7/15/2043	231		245
Series 4311, Class ED, 2.75%, 9/15/2043	578		591
Series 4480, Class LA, 3.50%, 9/15/2043	968		1,015
Series 4330, Class PE, 3.00%, 11/15/2043	599		624
Series 4338, Class A, 2.50%, 5/15/2044	990		1,033
Series 4505, Class P, 3.50%, 5/15/2044	2,432		2,605
Series 4800, Class UA, 3.50%, 12/15/2044	455		463
Series 4425, Class TA, 2.00%, 1/15/2045	1,000		1,013
Series 4759, Class MA, 3.00%, 9/15/2045	487		500
Series 4374, Class NC, 3.75%, 2/15/2046(d)	1,463		1,472
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	436		458
Series 218, PO, 2/1/2032	154		149
FNMA, REMIC
Series 2010-60, IO, 4.00%, 6/25/2020	—	(f)	—	(f)
Series 1990-61, Class H, 7.00%, 6/25/2020	—	(f)	—	(f)
Series 1990-106, Class J, 8.50%, 9/25/2020	—	(f)	—	(f)
Series 1990-111, Class Z, 8.75%, 9/25/2020	—	(f)	—	(f)
Series 1990-123, Class G, 7.00%, 10/25/2020	—	(f)	—	(f)
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(f)	—	(f)
Series 1990-132, Class Z, 7.00%, 11/25/2020	—	(f)	—	(f)
Series 1990-137, Class X, 9.00%, 12/25/2020	—	(f)	—	(f)
Series 2011-17, Class CJ, 2.75%, 3/25/2021	37		37
Series 2011-67, Class EJ, 2.50%, 7/25/2021	—	(f)	—	(f)
Series 2011-66, Class QA, 3.50%, 7/25/2021	50		50
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(f)	—	(f)
Series 2011-104, Class DC, 1.50%, 10/25/2021	192		192
Series G92-19, Class M, 8.50%, 4/25/2022	15		16
Series 1992-96, Class B, PO, 5/25/2022	—	(f)	—	(f)
Series G92-40, Class ZC, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	1		2
Series G92-35, Class EA, 8.00%, 7/25/2022	46		48
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1992-131, Class KB, 8.00%, 8/25/2022	136		144
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1
Series 1992-185, Class L, 8.00%, 10/25/2022	144		153
Series G92-64, Class J, 8.00%, 11/25/2022	336		353
Series G92-66, Class K, 8.00%, 12/25/2022	147		155
Series 2011-98, Class VC, 3.50%, 1/25/2023	360		361
Series 2011-116, Class VA, 3.50%, 2/25/2023	547		557
Series 1997-44, Class N, PO, 6/25/2023	95		93
Series 1993-216, Class E, PO, 8/25/2023	52		51
Series 1993-235, Class G, PO, 9/25/2023	4		4
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(e)	1		1
Series 2003-106, Class WG, 4.50%, 11/25/2023	2,439		2,538
Series 1993-226, Class PK, 6.00%, 12/25/2023	144		151
Series 1994-15, Class ZK, 5.50%, 2/25/2024	332		351
Series 1994-43, Class PK, 6.35%, 2/25/2024	153		162
Series 2001-40, PO, 4/25/2024	66		65
Series G94-6, Class PJ, 8.00%, 5/17/2024	136		146
Series 2013-52, Class PV, 3.00%, 10/25/2024	2,101		2,175
Series 2010-38, Class B, 4.00%, 4/25/2025	320		332
Series 2011-26, Class EG, 3.00%, 6/25/2025	1,232		1,247
Series 2014-3, Class BV, 3.00%, 6/25/2025	1,562		1,597
Series 2011-141, Class CA, 2.00%, 12/25/2025	925		935
Series 2011-17, Class GD, 3.50%, 2/25/2026	156		159
Series 2011-48, Class CN, 4.00%, 6/25/2026(d)	140		151
Series 2011-61, Class B, 3.00%, 7/25/2026	779		811

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-100, Class VW, 3.00%, 11/25/2026	1,326	1,387
Series 2012-32, Class DE, 3.00%, 12/25/2026	393	411
Series 2015-96, Class EA, 3.00%, 12/25/2026	555	597
Series 2012-26, Class CA, 2.50%, 3/25/2027	1,584	1,626
Series 2012-53, Class BK, 1.75%, 5/25/2027	4,209	4,296
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	11,881	781
Series 2012-102, Class GA, 1.38%, 9/25/2027	3,382	3,414
Series 2012-127, Class AC, 1.50%, 11/25/2027	1,075	1,091
Series 2012-124, Class HG, 2.00%, 11/25/2027	675	694
Series 2013-5, Class DA, 1.50%, 2/25/2028	709	716
Series 2014-26, Class HC, 2.50%, 2/25/2028	322	329
Series 2013-13, Class KD, 1.50%, 3/25/2028	521	541
Series 2008-72, IO, 5.00%, 8/25/2028	83	5
Series 2013-137, Class BA, 1.50%, 1/25/2029	883	888
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,308	1,442
Series 2010-14, Class AC, 4.00%, 3/25/2030	399	431
Series 2013-101, Class HA, 3.00%, 10/25/2030	245	252
Series 2012-14, Class EA, 2.50%, 12/25/2030	125	128
Series 2012-20, Class BD, 2.00%, 1/25/2031	5,653	5,796
Series 2001-38, Class EA, PO, 8/25/2031	79	76
Series 2015-89, Class KE, 2.00%, 11/25/2031	209	215
Series 2012-98, Class QG, 1.75%, 1/25/2032	1,242	1,267
Series 2001-81, Class HE, 6.50%, 1/25/2032	3,298	3,898
Series 2002-34, Class FA, 0.68%, 5/18/2032(e)	191	192
Series 2016-12, Class EG, 2.00%, 5/25/2032	2,099	2,149
Series 2013-109, Class BA, 3.00%, 10/25/2032	1,462	1,539
Series 2002-64, Class PG, 5.50%, 10/25/2032	2,739	3,160
Series 2004-61, Class FH, 0.97%, 11/25/2032(e)	1,390	1,407
Series 2002-77, Class TF, 1.18%, 12/18/2032(e)	271	276
Series 2002-77, Class QG, 5.50%, 12/25/2032	661	746
Series 2002-84, Class DZ, 5.50%, 12/25/2032	410	478
Series 2012-148, Class CK, 1.75%, 1/25/2033	2,124	2,192
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,535	1,769
Series 2003-7, Class FB, 0.92%, 2/25/2033(e)	400	405
Series 2013-18, Class TG, 2.00%, 2/25/2033	1,070	1,095
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	268	50
Series 2003-49, IO, 6.50%, 6/25/2033	381	78
Series 2003-58, Class GL, 3.50%, 7/25/2033	196	211
Series 2003-84, Class PZ, 5.00%, 9/25/2033	111	127
Series 2013-119, Class VA, 3.00%, 10/25/2033	2,793	2,918
Series 2003-107, Class ZD, 6.00%, 11/25/2033	2,271	2,680
Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,168
Series 2004-60, Class LB, 5.00%, 4/25/2034	115	118
Series 2004-72, Class F, 0.67%, 9/25/2034(e)	245	246
Series 2004-91, Class BR, 5.50%, 12/25/2034	110	127
Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,531	1,832
Series 2005-5, Class PA, 5.00%, 1/25/2035	687	758
Series 2004-101, Class AR, 5.50%, 1/25/2035	22	25
Series 2005-27, Class HZ, 5.00%, 4/25/2035	3,080	3,522
Series 2005-31, Class PB, 5.50%, 4/25/2035	1,430	1,640
Series 2005-38, Class FK, 0.47%, 5/25/2035(e)	755	755
Series 2005-66, Class PF, 0.42%, 7/25/2035(e)	269	268
Series 2005-64, Class PL, 5.50%, 7/25/2035	124	137
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(e)	343	405
Series 2006-4, Class PB, 6.00%, 9/25/2035	1,475	1,601
Series 2010-39, Class FT, 1.12%, 10/25/2035(e)	1,147	1,171
Series 2005-88, Class ZC, 5.00%, 10/25/2035	3,544	4,051
Series 2007-109, Class VZ, 5.00%, 10/25/2035	3,014	3,440

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-84, Class MB, 5.75%, 10/25/2035	29	33
Series 2013-114, Class JA, 3.00%, 11/25/2035	338	351
Series 2005-99, Class AF, 0.52%, 12/25/2035(e)	173	172
Series 2014-88, Class ER, 2.50%, 2/25/2036	153	159
Series 2006-16, Class FC, 0.47%, 3/25/2036(e)	171	170
Series 2006-14, Class DB, 5.50%, 3/25/2036	616	705
Series 2006-27, Class BF, 0.47%, 4/25/2036(e)	338	337
Series 2006-46, Class FW, 0.57%, 6/25/2036(e)	501	498
Series 2006-42, Class PF, 0.58%, 6/25/2036(e)	374	373
Series 2006-50, Class PE, 5.00%, 6/25/2036	623	715
Series 2009-71, Class JT, 6.00%, 6/25/2036	331	392
Series 2006-101, Class FC, 0.47%, 7/25/2036(e)	407	406
Series 2006-101, Class FD, 0.47%, 7/25/2036(e)	260	259
Series 2006-56, Class DC, 0.82%, 7/25/2036(e)	436	438
Series 2006-58, Class ST, IF, IO, 6.98%, 7/25/2036(e)	355	78
Series 2014-23, Class PA, 3.50%, 8/25/2036	6,150	6,210
Series 2007-1, Class NF, 0.42%, 2/25/2037(e)	650	646
Series 2007-16, Class FC, 0.92%, 3/25/2037(e)	29	30
Series 2007-22, Class SC, IF, IO, 5.91%, 3/25/2037(e)	47	2
Series 2007-33, Class MS, IF, IO, 6.42%, 4/25/2037(e)	2,170	377
Series 2011-71, Class FB, 0.67%, 5/25/2037(e)	607	607
Series 2007-57, Class ZE, 4.75%, 5/25/2037	824	877
Series 2007-54, Class FA, 0.57%, 6/25/2037(e)	240	241
Series 2013-55, Class BA, 3.00%, 6/25/2037	1,220	1,236
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	3,554	4,169
Series 2008-93, Class AM, 5.50%, 6/25/2037	258	268
Series 2008-5, Class PE, 5.00%, 8/25/2037	170	195
Series 2007-85, Class SH, IF, IO, 6.33%, 9/25/2037(e)	1,385	142
Series 2013-74, Class HP, 3.00%, 10/25/2037	369	378
Series 2013-83, Class CA, 3.50%, 10/25/2037	2,752	2,772
Series 2010-68, Class DA, 4.50%, 10/25/2037	92	94
Series 2013-88, Class EA, 3.00%, 11/25/2037	1,464	1,485
Series 2007-117, Class FM, 0.87%, 1/25/2038(e)	275	279
Series 2007-117, Class MF, 0.87%, 1/25/2038(e)	515	523
Series 2008-24, Class PF, 0.82%, 2/25/2038(e)	242	243
Series 2012-22, Class DA, 2.00%, 3/25/2038	5,204	5,266
Series 2008-18, Class SE, IF, IO, 6.10%, 3/25/2038(e)	142	21
Series 2010-149, Class LB, 4.00%, 4/25/2038	575	581
Series 2008-25, Class DZ, 5.75%, 4/25/2038	676	779
Series 2010-136, Class CA, 2.00%, 6/25/2038	4,083	4,097
Series 2012-3, Class AD, 3.00%, 7/25/2038	126	126
Series 2013-139, Class EA, 3.00%, 8/25/2038	2,244	2,290
Series 2013-96, Class YA, 3.50%, 9/25/2038	1,368	1,421
Series 2008-83, Class CA, 6.00%, 9/25/2038	820	973
Series 2011-48, Class HC, 3.00%, 10/25/2038	341	348
Series 2013-92, Class A, 3.50%, 12/25/2038	3,524	3,580
Series 2013-15, Class EF, 0.52%, 3/25/2039(e)	224	224
Series 2012-56, Class FG, 0.67%, 3/25/2039(e)	323	324
Series 2010-134, Class DJ, 2.25%, 3/25/2039	1,796	1,819
Series 2011-104, Class KE, 2.50%, 3/25/2039	66	67
Series 2011-104, Class KY, 4.00%, 3/25/2039	256	269
Series 2012-89, Class FD, 0.62%, 4/25/2039(e)	1,606	1,608
Series 2009-29, Class LA, 1.35%, 5/25/2039(e)	1,660	1,649
Series 2009-62, Class HJ, 6.00%, 5/25/2039	487	527
Series 2012-73, Class LF, 0.62%, 6/25/2039(e)	441	442
Series 2012-14, Class DA, 2.00%, 7/25/2039	65	65
Series 2009-70, Class FA, 1.37%, 9/25/2039(e)	187	189
Series 2014-82, Class LA, 3.00%, 9/25/2039	1,359	1,385

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-73, Class HJ, 6.00%, 9/25/2039	216	251
Series 2010-118, Class EF, 0.62%, 10/25/2039(e)	278	279
Series 2009-86, Class PE, 5.00%, 10/25/2039	5,371	6,189
Series 2009-87, Class B, 4.50%, 11/25/2039	2,996	3,306
Series 2009-112, Class SW, IF, IO, 6.08%, 1/25/2040(e)	4,248	674
Series 2013-1, Class BA, 3.00%, 2/25/2040	2,695	2,763
Series 2010-35, Class KF, 0.67%, 4/25/2040(e)	669	671
Series 2011-4, Class PK, 3.00%, 4/25/2040	2,102	2,172
Series 2010-37, Class CY, 5.00%, 4/25/2040	99	113
Series 2011-3, Class KA, 5.00%, 4/25/2040	714	759
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,876	2,157
Series 2011-21, Class PA, 4.50%, 5/25/2040	1,740	1,874
Series 2010-43, Class HJ, 5.50%, 5/25/2040	305	359
Series 2010-58, Class FA, 0.72%, 6/25/2040(e)	595	599
Series 2010-58, Class FY, 0.90%, 6/25/2040(e)	255	258
Series 2012-63, Class MA, 4.00%, 6/25/2040	1,371	1,437
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,597	1,802
Series 2015-15, Class EH, 2.50%, 8/25/2040	866	878
Series 2016-66, Class DE, 2.00%, 9/25/2040	2,554	2,563
Series 2012-44, Class LA, 3.50%, 9/25/2040	403	412
Series 2012-9, Class YF, 0.57%, 11/25/2040(e)	307	307
Series 2013-106, Class GA, 2.50%, 11/25/2040	276	283
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,720	124
Series 2015-44, Class J, 3.50%, 12/25/2040	97	99
Series 2012-70, Class HP, 2.00%, 1/25/2041	5,467	5,618
Series 2011-18, Class KY, 4.00%, 3/25/2041	1,431	1,605
Series 2013-15, Class CP, 1.75%, 4/25/2041	6,778	6,878
Series 2013-96, Class CA, 4.00%, 4/25/2041	1,362	1,408
Series 2011-53, Class FT, 0.75%, 6/25/2041(e)	222	224
Series 2011-52, Class GB, 5.00%, 6/25/2041	186	214
Series 2013-77, Class EP, 2.50%, 7/25/2041	3,484	3,576
Series 2012-16, Class WH, 4.00%, 7/25/2041	282	291
Series 2011-128, Class KP, 4.50%, 7/25/2041	186	200
Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,221	1,420
Series 2012-147, Class NE, 1.75%, 8/25/2041	5,201	5,254
Series 2013-5, Class AE, 1.75%, 9/25/2041	6,978	7,050
Series 2013-126, Class CA, 4.00%, 9/25/2041	718	781
Series 2011-141, Class MA, 3.50%, 10/25/2041	1,832	1,978
Series 2012-27, Class PL, 2.00%, 2/25/2042	511	526
Series 2012-133, Class AP, 1.75%, 3/25/2042	8,343	8,431
Series 2012-100, Class TL, 4.00%, 4/25/2042	570	617
Series 2013-9, Class CB, 5.50%, 4/25/2042	5,080	5,858
Series 2012-128, Class VF, 0.42%, 6/25/2042(e)	1,004	999
Series 2013-96, Class FY, 0.52%, 7/25/2042(e)	363	363
Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,462	1,526
Series 2013-81, Class NC, 3.00%, 10/25/2042	1,270	1,336
Series 2013-72, Class AF, 0.42%, 11/25/2042(e)	166	165
Series 2018-22, Class DE, 3.50%, 11/25/2042	1,070	1,085
Series 2013-61, Class BA, 3.00%, 1/25/2043	3,500	3,661
Series 2013-58, Class FP, 0.42%, 2/25/2043(e)	1,456	1,448
Series 2013-64, Class PF, 0.42%, 4/25/2043(e)	1,113	1,106
Series 2013-66, Class LB, 1.50%, 4/25/2043	173	174
Series 2018-38, Class EC, 4.00%, 4/25/2043	110	112
Series 2014-3, Class BL, 2.50%, 6/25/2043	223	228
Series 2014-32, Class DK, 3.00%, 8/25/2043	896	941
Series 2016-100, Class P, 3.50%, 11/25/2044	212	222
Series 2015-33, Class P, 2.50%, 6/25/2045	2,439	2,535
Series 2017-18, Class DA, 3.00%, 8/25/2045	3,944	4,138

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2016-2, Class GA, 3.00%, 2/25/2046	3,430		3,663
Series 2017-10, Class FA, 0.57%, 3/25/2047(e)	480		479
Series 2019-65, Class PA, 2.50%, 5/25/2048	381		395
Series 2019-25, Class GQ, 3.50%, 6/25/2049	6,856		7,164
Series 2019-72, Class KA, 2.50%, 9/25/2049	1,810		1,857
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)
FNMA, REMIC, Whole Loan
Series 2007-106, Class A7, 6.19%, 10/25/2037(e)	296		340
Series 2001-50, Class BA, 7.00%, 10/25/2041	121		140
FNMA, STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)
Series 289, Class 1, PO, 11/25/2027	159		154
Series 334, Class 17, IO, 6.50%, 2/25/2033(e)	239		49
Series 334, Class 9, IO, 6.00%, 3/25/2033	542		106
Series 334, Class 13, IO, 6.00%, 3/25/2033(e)	205		37
Series 356, Class 16, IO, 5.50%, 6/25/2035(e)	166		28
Series 359, Class 16, IO, 5.50%, 10/25/2035(e)	156		28
Series 369, Class 19, IO, 6.00%, 10/25/2036(e)	182		37
Series 369, Class 26, IO, 6.50%, 10/25/2036(e)	117		25
Series 386, Class 20, IO, 6.50%, 8/25/2038(e)	259		51
Series 394, Class C3, IO, 6.50%, 9/25/2038	503		107
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.43%, 11/25/2046(e)	2,212		2,179
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	610		631
Series 2011-155, Class A, 3.00%, 11/20/2026	181		190
Series 2011-158, Class AB, 3.00%, 11/20/2026	594		619
Series 2012-3, Class AK, 3.00%, 1/16/2027	2,795		2,928
Series 2012-32, Class EG, 3.00%, 3/16/2027	1,317		1,377
Series 2013-75, Class AC, 1.50%, 5/20/2028	2,519		2,560
Series 2003-11, PO, 2/16/2033	110		110
Series 2003-11, Class FC, 0.68%, 2/16/2033(e)	280		280
Series 2003-50, Class F, 0.48%, 5/16/2033(e)	227		226
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	274		27
Series 2006-23, Class S, IF, IO, 6.33%, 1/20/2036(e)	612		7
Series 2006-26, Class S, IF, IO, 6.33%, 6/20/2036(e)	6,330		996
Series 2012-38, Class TF, 0.48%, 12/16/2036(e)	37		37
Series 2007-16, Class KU, IF, IO, 6.48%, 4/20/2037(e)	3,964		735
Series 2009-106, Class XL, IF, IO, 6.58%, 6/20/2037(e)	3,627		732
Series 2013-23, Class BP, 3.00%, 9/20/2037	1,013		1,050
Series 2010-143, Class PH, 3.00%, 11/16/2037	149		150
Series 2008-75, Class SP, IF, IO, 7.30%, 8/20/2038(e)	1,248		171
Series 2009-108, Class WG, 4.00%, 9/20/2038	35		35
Series 2009-14, Class SA, IF, IO, 5.91%, 3/20/2039(e)	3,789		402
Series 2009-14, Class KS, IF, IO, 6.13%, 3/20/2039(e)	1,571		235
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	475		107
Series 2010-162, Class PE, 3.00%, 5/20/2039	2,722		2,732
Series 2018-63, Class EC, 3.00%, 6/20/2039	2,322		2,363
Series 2009-75, Class NB, 4.50%, 6/20/2039	259		278
Series 2011-48, Class QA, 5.00%, 8/16/2039	401		407
Series 2010-144, Class DA, 4.00%, 9/16/2039	159		168
Series 2013-117, Class A, 2.50%, 10/20/2039	1,401		1,417
Series 2013-167, Class EP, 2.50%, 11/20/2039	1,841		1,877
Series 2011-26, Class PA, 4.00%, 7/20/2040	149		157
Series 2013-71, Class NA, 2.50%, 8/20/2041	162		169
Series 2012-96, Class WP, 6.50%, 8/16/2042	4,856		5,833
Series 2015-80, Class CP, 4.50%, 6/20/2045	1,037		1,144
Series 2015-80, Class CQ, 5.00%, 6/20/2045	749		840
Series 2019-74, Class AT, 3.00%, 6/20/2049	1,166		1,247
Series 2010-H26, Class LF, 1.37%, 8/20/2058(e)	337		336

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2010-H03, Class FA, 0.99%, 3/20/2060(e)	4,599		4,599
Series 2011-H08, Class FA, 1.62%, 2/20/2061(e)	3,837		3,843
Series 2011-H11, Class FA, 1.52%, 3/20/2061(e)	624		624
Series 2011-H11, Class FB, 1.52%, 4/20/2061(e)	591		591
Series 2011-H21, Class FA, 1.62%, 10/20/2061(e)	379		379
Series 2013-H05, Class FB, 1.42%, 2/20/2062(e)	1,220		1,218
Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(f)	—	(f)
Series 2012-H14, Class FK, 1.60%, 7/20/2062(e)	588		588
Series 2012-H18, Class NA, 1.54%, 8/20/2062(e)	390		390
Series 2012-H20, Class BA, 1.58%, 9/20/2062(e)	1,085		1,086
Series 2012-H29, Class FA, 1.53%, 10/20/2062(e)	205		205
Series 2012-H23, Class WA, 1.54%, 10/20/2062(e)	481		481
Series 2012-H30, Class GA, 1.37%, 12/20/2062(e)	447		445
Series 2013-H08, Class FA, 1.37%, 3/20/2063(e)	856		853
Series 2013-H11, Class FA, 1.47%, 4/20/2063(e)	710		709
Series 2013-H14, Class FG, 1.49%, 5/20/2063(e)	211		210
Series 2013-H19, Class FC, 1.62%, 8/20/2063(e)	6,225		6,234
Series 2014-H05, Class FB, 1.62%, 12/20/2063(e)	844		845
Series 2014-H02, Class FB, 1.67%, 12/20/2063(e)	2,718		2,726
Series 2014-H14, Class GF, 1.49%, 7/20/2064(e)	466		465
Series 2014-H16, Class FL, 1.83%, 7/20/2064(e)	1,098		1,097
Series 2014-H21, Class FA, 1.67%, 10/20/2064(e)	434		434
Series 2015-H04, Class FL, 1.49%, 2/20/2065(e)	275		274
Series 2015-H13, Class FG, 1.42%, 4/20/2065(e)	677		675
Series 2015-H09, Class FA, 1.64%, 4/20/2065(e)	592		592
Series 2015-H14, Class FB, 1.45%, 5/20/2065(e)	295		295
Series 2015-H14, Class FA, 1.59%, 6/20/2065(e)	2,259		2,255
Series 2015-H27, Class FA, 1.77%, 9/20/2065(e)	2,165		2,175
Series 2015-H29, Class FA, 1.72%, 10/20/2065(e)	91		91
Series 2017-H07, Class FG, 1.48%, 2/20/2067(e)	773		772
Series 2017-H14, Class FD, 1.49%, 6/20/2067(e)	842		841
Series 2017-H16, Class CF, 1.49%, 7/20/2067(e)	1,088		1,085
Series 2017-H15, Class FN, 1.52%, 7/20/2067(e)	771		770
Series 2018-H04, Class FG, 1.30%, 2/20/2068(e)	851		844
Series 2018-H07, Class FE, 1.37%, 2/20/2068(e)	351		349
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(a)(d)	7,000		6,381
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	301		290
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034(e)	777		775
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(f)	—	(f)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A, 0.81%, 12/8/2020(e)	5,878		5,865
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	232		233
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 0.43%, 12/25/2035(e)	1,430		529
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	—	(f)	—	(f)
Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(e)	1,017		1,024
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054(a)(e)	7,331		7,261

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $535,896)			548,041

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Notes
1.25%, 10/31/2021	47,315		48,028
1.50%, 10/31/2021	2,265		2,307
2.00%, 10/31/2021	18,500		18,976
1.75%, 11/30/2021	37,000		37,869
2.50%, 1/15/2022	7,115		7,382
1.63%, 8/31/2022	80,525		83,135

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
1.50%, 9/15/2022	500		515
1.63%, 11/15/2022	5,235		5,420
2.00%, 11/30/2022	50,505		52,792
1.63%, 12/15/2022	2,216		2,297
1.50%, 1/15/2023	2,515		2,602
2.38%, 1/31/2023	3,090		3,270
0.50%, 3/15/2023	46,465		46,873
1.63%, 4/30/2023	79,320		82,617
0.50%, 3/31/2025	24,010		24,238
0.38%, 4/30/2025	5,905		5,925

TOTAL U.S. TREASURY OBLIGATIONS (Cost $412,756)			424,246

MORTGAGE-BACKED SECURITIES — 5.0%
FHLMC
Pool # 611141, ARM, 3.77%, 1/1/2027(e)	15		15
Pool # 786211, ARM, 5.75%, 1/1/2027(e)	1		1
Pool # 846774, ARM, 4.16%, 12/1/2027(e)	18		19
Pool # 1B2844, ARM, 3.58%, 3/1/2035(e)	66		67
Pool # 1L1380, ARM, 4.62%, 3/1/2035(e)	1,400		1,483
Pool # 1L1379, ARM, 4.57%, 10/1/2035(e)	859		885
Pool # 1G1861, ARM, 4.04%, 3/1/2036(e)	414		442
Pool # 1J1380, ARM, 4.62%, 3/1/2036(e)	535		572
Pool # 1J1313, ARM, 4.30%, 6/1/2036(e)	103		107
Pool # 1G1028, ARM, 4.56%, 7/1/2036(e)	33		35
Pool # 1N0273, ARM, 3.72%, 8/1/2036(e)	204		212
Pool # 1K0035, ARM, 4.73%, 8/1/2036(e)	303		310
Pool # 1J1393, ARM, 3.97%, 10/1/2036(e)	828		864
Pool # 1J1378, ARM, 3.76%, 11/1/2036(e)	230		242
Pool # 1N0346, ARM, 3.44%, 12/1/2036(e)	114		114
Pool # 1J1467, ARM, 3.64%, 12/1/2036(e)	166		175
Pool # 1J1418, ARM, 3.81%, 12/1/2036(e)	82		83
Pool # 1J1541, ARM, 3.93%, 1/1/2037(e)	806		849
Pool # 1J1516, ARM, 3.70%, 2/1/2037(e)	78		82
Pool # 1J1543, ARM, 4.36%, 2/1/2037(e)	103		103
Pool # 1N1458, ARM, 3.42%, 3/1/2037(e)	361		373
Pool # 1J1635, ARM, 3.57%, 3/1/2037(e)	223		234
Pool # 1J1522, ARM, 4.18%, 3/1/2037(e)	191		205
Pool # 1Q0339, ARM, 3.88%, 4/1/2037(e)	34		36
Pool # 1Q0697, ARM, 3.38%, 5/1/2037(e)	747		768
Pool # 1J1681, ARM, 4.86%, 6/1/2037(e)	1,224		1,293
Pool # 1J1685, ARM, 4.86%, 6/1/2037(e)	548		552
Pool # 847871, ARM, 2.96%, 8/1/2037(e)	119		120
Pool # 1J2834, ARM, 4.15%, 8/1/2037(e)	159		167
Pool # 1B3605, ARM, 4.53%, 8/1/2037(e)	220		221
Pool # 1Q0476, ARM, 4.11%, 10/1/2037(e)	198		200
Pool # 1J2945, ARM, 4.00%, 11/1/2037(e)	56		56
Pool # 1Q0894, ARM, 4.00%, 1/1/2038(e)	438		445
Pool # 1Q0722, ARM, 4.15%, 4/1/2038(e)	384		410
FHLMC Gold Pools, 15 Year
Pool # G12859, 6.00%, 6/1/2020	—	(f)	—	(f)
Pool # G13056, 5.50%, 12/1/2020	2		2
Pool # G12880, 5.00%, 1/1/2021	—	(f)	—	(f)
Pool # G13621, 6.50%, 8/1/2021	2		2
Pool # J03447, 6.00%, 9/1/2021	7		7
Pool # G13821, 6.00%, 11/1/2021	42		43
Pool # J10285, 5.50%, 4/1/2022	1		1
Pool # G13274, 5.50%, 10/1/2023	491		513
Pool # G13301, 5.50%, 10/1/2023	1,520		1,599
Pool # J10284, 6.00%, 12/1/2023	40		41
Pool # G13433, 5.50%, 1/1/2024	204		214
Pool # J14494, 4.00%, 2/1/2026	4,590		4,875
Pool # J14783, 4.00%, 3/1/2026	122		130
Pool # J15974, 4.00%, 6/1/2026	1,729		1,835

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # G14643, 4.00%, 8/1/2026	147		157
Pool # J18745, 3.00%, 4/1/2027	1,224		1,299
Pool # G14973, 4.00%, 12/1/2028	142		154
Pool # J31731, 3.00%, 5/1/2030	724		775
FHLMC Gold Pools, 20 Year
Pool # G30195, 6.50%, 5/1/2021	—	(f)	—	(f)
Pool # G30262, 6.00%, 10/1/2024	124		138
Pool # G30325, 5.50%, 3/1/2027	1,011		1,120
Pool # C91261, 4.50%, 8/1/2029	228		247
Pool # C91349, 4.50%, 12/1/2030	217		238
Pool # G30565, 4.50%, 10/1/2031	451		494
Pool # G30701, 5.00%, 11/1/2031	185		204
Pool # C91447, 3.50%, 5/1/2032	365		392
Pool # C91581, 3.00%, 11/1/2032	1,779		1,894
Pool # G30669, 4.50%, 12/1/2033	2,545		2,804
Pool # C91761, 4.00%, 5/1/2034	1,732		1,873
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	120		134
Pool # G01665, 5.50%, 3/1/2034	2,857		3,333
Pool # G05046, 5.00%, 11/1/2036	167		191
Pool # G03073, 5.50%, 7/1/2037	1,436		1,674
Pool # G04772, 7.00%, 8/1/2038	159		192
Pool # G05798, 5.50%, 1/1/2040	334		383
Pool # G08729, 4.50%, 9/1/2046	1,295		1,415
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	6,702		6,925
Pool # U79013, 2.50%, 4/1/2028(g)	1,342		1,405
Pool # U79014, 2.50%, 5/1/2028(g)	1,634		1,711
Pool # T40143, 2.50%, 7/1/2028	1,483		1,531
Pool # U79019, 3.00%, 7/1/2028	266		280
Pool # U79026, 2.50%, 9/1/2028	338		354
Pool # U49013, 3.00%, 9/1/2028	2,547		2,699
Pool # G20027, 10.00%, 10/1/2030	65		70
Pool # G20028, 7.50%, 12/1/2036	3,485		3,993
FNMA
Pool # 325081, ARM, 4.35%, 10/1/2025(e)	4		4
Pool # 409902, ARM, 3.64%, 6/1/2027(e)	8		8
Pool # 52597, ARM, 2.69%, 7/1/2027(e)	2		2
Pool # 725902, ARM, 3.90%, 9/1/2034(e)	53		53
Pool # 810896, ARM, 3.03%, 1/1/2035(e)	48		50
Pool # 865095, ARM, 4.70%, 10/1/2035(e)	751		774
Pool # 848757, ARM, 3.36%, 12/1/2035(e)	170		171
Pool # AD0295, ARM, 4.32%, 3/1/2036(e)	689		695
Pool # 877009, ARM, 4.42%, 3/1/2036(e)	1,122		1,195
Pool # 894571, ARM, 4.50%, 3/1/2036(e)	1,030		1,099
Pool # 871502, ARM, 3.59%, 4/1/2036(e)	52		52
Pool # 895687, ARM, 3.01%, 5/1/2036(e)	103		107
Pool # 886952, ARM, 4.43%, 6/1/2036(e)	3		3
Pool # 882099, ARM, 3.40%, 7/1/2036(e)	132		134
Pool # 884722, ARM, 3.99%, 8/1/2036(e)	133		134
Pool # 886558, ARM, 4.11%, 8/1/2036(e)	222		234
Pool # 745858, ARM, 4.20%, 8/1/2036(e)	111		117
Pool # 887714, ARM, 4.54%, 8/1/2036(e)	146		148
Pool # 745762, ARM, 4.65%, 8/1/2036(e)	1		1
Pool # 882241, ARM, 4.20%, 10/1/2036(e)	219		220
Pool # 870920, ARM, 3.66%, 12/1/2036(e)	28		29
Pool # AD0296, ARM, 3.78%, 12/1/2036(e)	490		493
Pool # 905593, ARM, 3.88%, 12/1/2036(e)	80		84
Pool # 905196, ARM, 4.12%, 12/1/2036(e)	55		58
Pool # 920954, ARM, 3.07%, 1/1/2037(e)	721		739
Pool # 888143, ARM, 3.60%, 1/1/2037(e)	55		58

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 913984, ARM, 3.36%, 2/1/2037(e)	391		402
Pool # 910178, ARM, 3.82%, 3/1/2037(e)	598		603
Pool # 936588, ARM, 2.77%, 4/1/2037(e)	153		156
Pool # 888750, ARM, 3.64%, 4/1/2037(e)	105		111
Pool # 948208, ARM, 3.10%, 7/1/2037(e)	695		708
Pool # 888620, ARM, 3.62%, 7/1/2037(e)	108		109
Pool # 944105, ARM, 3.89%, 7/1/2037(e)	12		12
Pool # 950385, ARM, 2.80%, 8/1/2037(e)	14		14
Pool # 950382, ARM, 2.99%, 8/1/2037(e)	1,217		1,234
Pool # 952182, ARM, 3.58%, 11/1/2037(e)	324		340
Pool # AD0081, ARM, 3.66%, 11/1/2037(e)	311		315
Pool # 995108, ARM, 4.21%, 11/1/2037(e)	1,026		1,069
Pool # 966911, ARM, 3.76%, 12/1/2037(e)	142		150
FNMA UMBS, 10 Year Pool # MA2233, 2.50%, 4/1/2025	142		149
FNMA UMBS, 15 Year
Pool # 888601, 5.50%, 6/1/2020	—	(f)	—	(f)
Pool # 735742, 5.00%, 7/1/2020	—	(f)	—	(f)
Pool # 995886, 6.00%, 4/1/2021	2		2
Pool # AD0452, 6.00%, 4/1/2021	12		12
Pool # 897937, 6.00%, 8/1/2021	111		113
Pool # 890129, 6.00%, 12/1/2021	43		44
Pool # 889094, 6.50%, 1/1/2023	158		166
Pool # 995286, 6.50%, 3/1/2023	11		12
Pool # AL0229, 5.50%, 9/1/2023	319		330
Pool # AA1035, 6.00%, 12/1/2023	70		73
Pool # AD0471, 5.50%, 1/1/2024	390		400
Pool # 995381, 6.00%, 1/1/2024	127		133
Pool # AE0081, 6.00%, 7/1/2024	521		550
Pool # 931730, 5.00%, 8/1/2024	176		188
Pool # AD0365, 5.50%, 9/1/2024	175		181
Pool # AD0662, 5.50%, 1/1/2025	1,159		1,221
Pool # AL2193, 5.50%, 7/1/2025	1,537		1,624
Pool # AJ5336, 3.00%, 11/1/2026	141		148
Pool # AK0971, 3.00%, 2/1/2027	135		143
Pool # AO0800, 3.00%, 4/1/2027	182		192
Pool # AP7842, 3.00%, 9/1/2027	144		153
Pool # AL3439, 4.00%, 9/1/2027	682		729
Pool # AU6018, 3.00%, 9/1/2028	327		346
Pool # AL6105, 4.00%, 12/1/2029	120		127
FNMA UMBS, 20 Year
Pool # 535519, 7.00%, 8/1/2020	—	(f)	—	(f)
Pool # 253946, 7.00%, 8/1/2021	4		4
Pool # 254344, 6.50%, 6/1/2022	196		218
Pool # 745763, 6.50%, 3/1/2025	135		150
Pool # 256714, 5.50%, 5/1/2027	278		307
Pool # MA0214, 5.00%, 10/1/2029	1,484		1,642
Pool # AD5474, 5.00%, 5/1/2030	479		531
Pool # MA0534, 4.00%, 10/1/2030	214		231
Pool # AL4165, 4.50%, 1/1/2031	1,188		1,298
Pool # MA0804, 4.00%, 7/1/2031	211		228
Pool # MA0792, 4.50%, 7/1/2031	1,805		1,979
Pool # MA3894, 4.00%, 9/1/2031	316		342
Pool # 890653, 4.50%, 1/1/2032	857		940
Pool # AL5958, 4.00%, 3/1/2032	2,337		2,502
Pool # MA1037, 3.00%, 4/1/2032	2,124		2,260
Pool # AL1722, 4.50%, 4/1/2032	160		175
Pool # AL3190, 4.00%, 12/1/2032	745		806
Pool # MA1802, 3.00%, 1/1/2034(g)	1,411		1,498
Pool # AL5373, 4.50%, 5/1/2034	825		909

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA UMBS, 30 Year
Pool # 545334, 8.50%, 9/1/2021	—	(f)	—	(f)
Pool # 250511, 6.50%, 3/1/2026	2		3
Pool # 555889, 8.00%, 12/1/2030	22		24
Pool # 254548, 5.50%, 12/1/2032	1,566		1,784
Pool # 555458, 5.50%, 5/1/2033	2,628		3,048
Pool # AB0054, 4.50%, 12/1/2034	4,252		4,674
Pool # 735503, 6.00%, 4/1/2035	1,990		2,300
Pool # 745275, 5.00%, 2/1/2036	3,756		4,311
Pool # 889118, 5.50%, 4/1/2036	3,822		4,422
Pool # 889209, 5.00%, 5/1/2036	212		242
Pool # 745948, 6.50%, 10/1/2036	309		367
Pool # 889494, 5.50%, 1/1/2037	301		351
Pool # AD0249, 5.50%, 4/1/2037	2,804		3,237
Pool # 995024, 5.50%, 8/1/2037	439		512
Pool # 950302, 7.00%, 8/1/2037	641		782
Pool # 888890, 6.50%, 10/1/2037	876		1,044
Pool # 929005, 6.00%, 1/1/2038	636		733
Pool # 890268, 6.50%, 10/1/2038	1,589		1,847
Pool # 995149, 6.50%, 10/1/2038	966		1,133
Pool # AL7521, 5.00%, 6/1/2039	554		632
Pool # AC3237, 5.00%, 10/1/2039	247		284
Pool # AB2025, 5.00%, 1/1/2040	1,357		1,555
Pool # AD6431, 4.50%, 6/1/2040	348		390
FNMA, 30 Year
Pool # 415460, 8.50%, 3/1/2027	5		5
Pool # 801357, 5.50%, 8/1/2034	72		79
FNMA, Other
Pool # AM8263, 2.42%, 4/1/2022	998		1,018
Pool # AB7351, 2.50%, 12/1/2027(g)	1,261		1,320
Pool # AQ8837, 2.50%, 12/1/2027(g)	951		996
Pool # AQ9357, 2.50%, 1/1/2028	444		459
Pool # AQ9760, 2.50%, 2/1/2028(g)	1,972		2,064
Pool # MA1360, 2.50%, 2/1/2028(g)	2,368		2,479
Pool # MA1557, 3.00%, 8/1/2028	451		477
Pool # BK4847, 2.50%, 4/1/2033	876		928
Pool # MA0896, 4.00%, 11/1/2041(g)	1,299		1,363
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	176		183
Pool # 783929, 4.00%, 5/15/2026	186		197
GNMA I, 30 Year
Pool # 780010, 9.50%, 3/15/2023	—	(f)	—	(f)
Pool # 403964, 9.00%, 9/15/2024	1		1
Pool # 780831, 9.50%, 12/15/2024	4		4
Pool # 780115, 8.50%, 4/15/2025	3		4
Pool # 780965, 9.50%, 12/15/2025	9		9
Pool # 423946, 9.00%, 10/15/2026	—	(f)	1
Pool # 687926, 6.50%, 9/15/2038	2,197		2,745
GNMA II
Pool # 8785, ARM, 3.88%, 5/20/2021(e)	—	(f)	—	(f)
Pool # 8807, ARM, 3.25%, 7/20/2021(e)	3		3
Pool # 8938, ARM, 3.00%, 3/20/2022(e)	2		2
Pool # 8046, ARM, 3.25%, 9/20/2022(e)	8		8
Pool # 8746, ARM, 3.13%, 11/20/2025(e)	29		30
Pool # 8790, ARM, 3.00%, 1/20/2026(e)	12		12
Pool # 80053, ARM, 3.00%, 3/20/2027(e)	1		1
Pool # 80152, ARM, 3.00%, 1/20/2028(e)	1		1
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	124		132
Pool # 5208, 3.00%, 10/20/2026	2,129		2,226
Pool # 5277, 3.50%, 1/20/2027	394		415
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	5		5

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 1989, 8.50%, 4/20/2025	7	8
Pool # 2285, 8.00%, 9/20/2026	8	9
Pool # 2499, 8.00%, 10/20/2027	2	3
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	5	6
Pool # 4224, 7.00%, 8/20/2038	1,249	1,456
Pool # 4245, 6.00%, 9/20/2038	1,412	1,622
Pool # 4247, 7.00%, 9/20/2038	1,849	2,240

TOTAL MORTGAGE-BACKED SECURITIES (Cost $144,643)		150,209

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.98%, 12/15/2036(a)(e)	8,145	7,880
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037(a)	4,355	4,236
Series 2020-CBM, Class B, 3.10%, 2/10/2037‡(a)	4,765	4,462

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,535)		16,578

	Shares (000)
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(h)(i) (Cost $96,584)	96,584	96,584

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 0.09%, 7/16/2020(j)(k) (Cost $2,405)	2,405	2,404

TOTAL SHORT-TERM INVESTMENTS (Cost $98,989)		98,988

Total Investments — 100.6% (Cost $2,996,632)		3,044,910
Liabilities in Excess of Other Assets — (0.6)%		(17,174)

Net Assets — 100.0%		3,027,736

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,152	09/2020	USD	696,075	50

					50

Short Contracts
U.S. Treasury 5 Year Note	(2,515)	09/2020	USD	(315,947)	(590)
U.S. Treasury 10 Year Note	(206)	09/2020	USD	(28,647)	(37)
U.S. Treasury 10 Year Ultra Note	(114)	09/2020	USD	(17,926)	(68)

					(695)

					(645)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$572,451	$93,421	$665,872
Collateralized Mortgage Obligations	—	548,041	—	548,041
Commercial Mortgage-Backed Securities	—	12,116	4,462	16,578
Corporate Bonds	—	1,140,976	—	1,140,976
Mortgage-Backed Securities	—	150,209	—	150,209
U.S. Treasury Obligations	—	424,246	—	424,246
Short-Term Investments
Investment Companies	96,584	—	—	96,584
U.S. Treasury Obligations	—	2,404	—	2,404

Total Short-Term Investments	96,584	2,404	—	98,988

Total Investments in Securities	$96,584	$2,850,443	$97,883	$3,044,910

Appreciation in Other Financial Instruments
Futures Contracts	$50	$—	$—	$50

Depreciation in Other Financial Instruments
Futures Contracts	$(695)	$—	$—	$(695)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as May 31, 2020
Investments in Securities:
Asset-Backed Securities	$83,736		$—		$(3,699)	$14	$—	$(5,812)	$19,182	$—	$93,421
Collateralized Mortgage Obligations	—	(a)	—	(a)	— (a)	—	—	— (a)	—	—	—
Commercial Mortgage-Backed Securities	—		—		(509)	(2)	—	—	4,973	—	4,462

Total	$83,736		$—	(a)	$(4,208)	$12	$—	$(5,812)	$24,155	$—	$97,883

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(4.209,000).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$80,786	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (13.11%)
			Constant Default Rate	0.00% - 4.40% (0.01%)
			Yield (Discount Rate of Cash Flows)	0.83% - 14.49% (6.87%)

Asset-Backed Securities	80,786

	4,462	Discounted Cash Flow	PSA Prepayment Model
			Yield (Discount Rate of Cash Flows)	4.63% (0.26%)

Commercial Mortgage-Backed Securities	4,462

Total	$85,248

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

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The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $12,635,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$—	$221	$221	$—	$—	$—	—	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	43,227	415,329	361,972	—	—	96,584	96,584	48		—

Total	$43,227	$415,550	$362,193	$—	$—	$96,584		$48		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.